As filed with the Securities and Exchange Commission on February 12, 2016
SECURITIES ACT FILE NO. 333-135105
INVESTMENT COMPANY ACT FILE NO. 811-21910

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION|
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	|_ |
Post Effective Amendment No. 253	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 255	|X|
(Check appropriate box or boxes)
CLAYMORE EXCHANGE-TRADED FUND TRUST 2
(EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Address of Principal Executive Offices)
(312) 827-0100
Registrant's Telephone Number
AMY J. LEE, ESQ.
GUGGENHEIM FUNDS INVESTMENT ADVISORS, LLC
227 WEST MONROE STREET
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)
Copy to:
STUART M. STRAUSS, ESQ.
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
_________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.
____X___ ON MARCH 11, 2016 PURSUANT TO PARAGRAPH (B) OF RULE 485.
_________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.
_________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.
_________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485

The purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 85 to its Registration Statement until March 11, 2016. Parts A and B of Registrant's Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 87 under the Investment Company Act of 1940, filed on June 6, 2011, are incorporated by reference herein. Part C is filed herewith.

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)	(1)		Certificate of Trust.(1)
(a)	(2)		Corrected Certificate of Trust.(16)
(a)	(3)		Amended and Restated Agreement and Declaration of Trust.(8)
(a)	(4)		Certificate of Amendment to the Amended and Restated Agreement and Declaration of Trust.(16)
(b)			Bylaws of the Trust.(2)
(c)			Not applicable.
(d)	(1)		Investment Advisory Agreement between the Trust and Claymore Advisors, LLC (n/k/a., Guggenheim Funds Investment Advisers, LLC).(9)
(d)	(2)		Amended Exhibit B to the Investment Advisory Agreement between the Trust and Guggenheim Funds Investment Advisers, LLC.(16)
(d)	(3)		Investment Advisory Agreement between the Trust and Guggenheim Partners Investment Management, LLC.(17)
(d)	(4)		Expense Reimbursement Agreement between the Trust and the Investment Adviser.(4)
(d)	(5)		Investment Subadvisory Agreement among the Trust, Guggenheim Funds Investment Advisers, LLC, J.P. Morgan Investment Management, Inc. and JF Investment Management Inc.(13)
(e)	(1)		Distribution Agreement between the Trust and Claymore Securities, Inc. (n/k/a Guggenheim Funds Distributors, LLC)(2)
(e)	(2)		Form of Participant Agreement (equity ETFs).(10)
(e)	(3)		Form of Participant Agreement (fixed income ETFs).(11)
(f)			Not applicable.
(g)			Form of Custody Agreement between the Trust and The Bank of New York.(3)
(h)	(1)		Administration Agreement between the Trust and Rydex Fund Services, LLC.(14)
(h)	(2)		Form of Transfer Agency Services Agreement between the Trust and The Bank of New York.(3)
(h)	(3)	(A)	Form of Fund Accounting Agreement between the Trust and The Bank of New York.(3)
(h)	(3)	(B)	Compliance Support Services Addendum to Fund Accounting Agreement.(14)
(h)	(4)		Form of Sub-License Agreement between the Trust and Claymore Advisors, LLC (n/k/a., Guggenheim Funds Investment Advisers, LLC).(3)
(i)			Opinion and consent of Dechert LLP.(18)
(j)			Not applicable.
(k)			Not applicable.
(l)			Not applicable.
(m)			Distribution and Service Plan.(5)
(n)			Not applicable.
(o)			Not applicable.
(p)			Code of Ethics of the Trust and the Adviser.(6)
(q)			Powers of attorney.(7)
(r)			Powers of attorney.(12)
(s)			Powers of attorney.(15)

(1)	Previously filed as an exhibit to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 16, 2006.

(2)
Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on October 27, 2006.

(3)
Previously filed as an exhibit to Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 5, 2007.

(4)
Previously filed as an exhibit to Post-Effective Amendment No. 24 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 13, 2007.

(5)
Previously filed as an exhibit to Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on December 31, 2007.

(6)
 Previously filed as an exhibit to Post-Effective Amendment No. 28 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on February 14, 2008.

(7)
Previously filed as an exhibit to Post-Effective Amendment No. 31 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105; 811-21910), filed with the Securities and Exchange Commission on June 5, 2008.

(8)
Previously filed as an exhibit to Post-Effective Amendment No. 54 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on September 29, 2009.

(9)
Previously filed as an exhibit to Post-Effective Amendment No. 71 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on June 1, 2010.

(10)
Previously filed as an exhibit to Post-Effective Amendment No. 100 to Claymore Exchange-Traded Fund Trust's Registration Statement on Form N-1A (File Nos. 333-134551, 811-21906), filed with the Securities and Exchange Commission on August 20, 2010.

(11)
Previously filed as an exhibit to Post-Effective Amendment No. 101 to Claymore Exchange-Traded Fund Trust's Registration Statement on Form N-1A (File Nos. 333-134551, 811-21906), filed with the Securities and Exchange Commission on September 1, 2010.

(12)
Previously filed as an exhibit to Post-Effective Amendment No. 73 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on September 28, 2010.

(13)
Previously filed as an exhibit to Post-Effective Amendment No. 110 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on December 28, 2011.

(14)
Previously filed as an exhibit to Post-Effective Amendment No. 262 to Claymore Exchange-Traded Fund Trust's Registration Statement on Form N-1A (File Nos. 333-134551, 811-21906), filed with the Securities and Exchange Commission on July 15, 2013.

(15)
Previously filed as an exhibit to Post-Effective Amendment No. 168 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on June 27, 2014.

(16)
Previously filed as an exhibit to Post-Effective Amendment No. 241 to the Trust's Registration Statement on Form N-1A (File Nos. 333-135105, 811-21910), filed with the Securities and Exchange Commission on December 29, 2015.

(17)	Filed herewith.

(18)	To be filed by amendment.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See the Statement of Additional Information.

ITEM 30. INDEMNIFICATION

Pursuant to Article VI of the Registrant's Agreement and Declaration of Trust, the Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth therein by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in the Declaration of Trust shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of the Declaration of Trust or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a) (19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

See "Management" in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)           Guggenheim Funds Distributors, LLC, is the Trust's principal underwriter.

(b)           The following is a list of the executive officers, directors and partners of Guggenheim Funds Distributors, LLC:

NAME AND PRINCIPAL BUSINESS ADDRESS(1)	POSITIONS AND OFFICES WITH UNDERWRITER

Donald Cacciapaglia	Chief Executive Officer and President

Dominick Cogliandro	Chief Operating Officer

Douglas Mangini	Senior Vice President

Amy J. Lee	Vice President and Secretary

Julie Jacques	Treasurer and Chief Financial Officer

Dennis Metzger	Chief Compliance Officer

William Belden	Vice President

Kevin McGovern	Vice President

Elisabeth Miller	Vice President

(1)	The principal business address for all listed persons is 227 West Monroe Street, Chicago, Illinois 60606.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained in part at the office of Rydex Fund Services, LLC at 805 King Farm Boulevard, Rockville, Maryland 20850 and in part at the offices of the Transfer Agent at 101 Barclay Street, New York, New York 10286.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 12th day of February, 2016.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2

By: /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES	TITLE	DATE

*	Trustee	February 12, 2016
Randall C. Barnes
*	Trustee	February 12, 2016
Roman Friedrich III
*	Trustee	February 12, 2016
Robert B. Karn III
*	Trustee	February 12, 2016
Ronald A. Nyberg
*	Trustee	February 12, 2016
Ronald E. Toupin, Jr.
*	Trustee	February 12, 2016
Donald A. Chubb, Jr.
*	Trustee	February 12, 2016
Jerry B. Farley
*	Trustee	February 12, 2016
Maynard F. Oliverius

/s/ Donald C. Cacciapaglia	Trustee, President and Chief Executive Officer	February 12, 2016
Donald C. Cacciapaglia

/s/ John L. Sullivan	Treasurer, Chief Financial Officer and Chief Accounting Officer	February 12, 2016
John L. Sullivan

/s/ Mark E. Mathiasen		February 12, 2016
Mark E. Mathiasen
*Attorney-In-Fact, pursuant to power of attorney

Exhibit Index
(d)(3)    Investment Advisory Agreement between the Trust and Guggenheim Partners Investment Management, LLC.